UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: November 30, 2011

Courtney R. Taylor
American Funds Mortgage Fund
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Mortgage FundSM
Investment portfolio

November 30, 2011
 unaudited

Bonds & notes — 95.14%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 92.90%
Federal agency mortgage-backed obligations1 — 91.28%
Fannie Mae 3.418% 2017	$346	$366
Fannie Mae 4.50% 2024	1,771	1,884
Fannie Mae 5.00% 2024	1,615	1,734
Fannie Mae 3.50% 2025	3,695	3,844
Fannie Mae 3.50% 2025	3,381	3,518
Fannie Mae 3.50% 2025	1,855	1,930
Fannie Mae 3.50% 2025	851	885
Fannie Mae 4.00% 2025	2,583	2,714
Fannie Mae 3.00% 20262	25,810	26,427
Fannie Mae 3.00% 2026	8,345	8,557
Fannie Mae 3.00% 2026	7,500	7,693
Fannie Mae 3.00% 2026	3,250	3,333
Fannie Mae 3.00% 2026	2,710	2,780
Fannie Mae 3.00% 2026	2,000	2,051
Fannie Mae 3.00% 2026	1,000	1,026
Fannie Mae 3.50% 2026	5,276	5,489
Fannie Mae 3.50% 2026	3,242	3,373
Fannie Mae 3.50% 2026	2,506	2,607
Fannie Mae 3.50% 20262	1,450	1,507
Fannie Mae 4.00% 2026	6,105	6,421
Fannie Mae 4.50% 2026	7,202	7,689
Fannie Mae 5.50% 20262	1,200	1,299
Fannie Mae 6.00% 2038	12,799	14,095
Fannie Mae 5.50% 2039	1,521	1,654
Fannie Mae 6.00% 2039	4,854	5,328
Fannie Mae 6.00% 2039	1,387	1,522
Fannie Mae 4.00% 2040	1,526	1,598
Fannie Mae 4.50% 2040	3,379	3,576
Fannie Mae 4.50% 2040	2,274	2,406
Fannie Mae 4.50% 2040	1,380	1,476
Fannie Mae 4.50% 2040	1,323	1,416
Fannie Mae 4.50% 2040	1,084	1,159
Fannie Mae 4.50% 2040	393	421
Fannie Mae 4.50% 2040	372	398
Fannie Mae 4.50% 2040	118	126
Fannie Mae 4.50% 2040	79	84
Fannie Mae 5.00% 2040	9,459	10,181
Fannie Mae 3.50% 20412	17,095	17,421
Fannie Mae 3.50% 2041	643	656
Fannie Mae 4.00% 20412	17,180	17,891
Fannie Mae 4.00% 2041	2,556	2,676
Fannie Mae 4.00% 2041	794	834
Fannie Mae 4.50% 20412	39,745	42,018
Fannie Mae 4.50% 2041	8,151	8,751
Fannie Mae 4.50% 2041	8,221	8,701
Fannie Mae 4.50% 2041	7,217	7,720
Fannie Mae 4.50% 2041	3,581	3,790
Fannie Mae 4.50% 2041	2,967	3,140
Fannie Mae 4.50% 2041	2,927	3,097
Fannie Mae 4.50% 2041	2,473	2,645
Fannie Mae 4.50% 2041	2,472	2,616
Fannie Mae 4.50% 2041	2,426	2,567
Fannie Mae 4.50% 2041	2,054	2,197
Fannie Mae 4.50% 2041	1,510	1,615
Fannie Mae 4.50% 2041	1,091	1,167
Fannie Mae 4.50% 2041	285	305
Fannie Mae 4.50% 2041	197	211
Fannie Mae 5.00% 20412	27,080	29,107
Freddie Mac 4.00% 2025	1,444	1,511
Freddie Mac 3.00% 2026	1,450	1,486
Freddie Mac 5.50% 2037	1,349	1,460
Freddie Mac 5.50% 2037	797	862
Freddie Mac 5.50% 2038	16,535	17,867
Freddie Mac 5.50% 2038	10,717	11,580
Freddie Mac 6.00% 2038	2,154	2,358
Freddie Mac 5.50% 2039	3,692	3,991
Freddie Mac 5.50% 2039	1,936	2,093
Freddie Mac 6.00% 2039	1,165	1,273
Freddie Mac 3.065% 20403	442	461
Freddie Mac 2.84% 20413	666	695
Freddie Mac 3.248% 20413	4,509	4,697
Freddie Mac 3.40% 20413	457	476
Freddie Mac 3.50% 2041	3,449	3,512
Freddie Mac 4.00% 2041	1,838	1,914
Freddie Mac 4.50% 2041	1,950	2,083
Freddie Mac 5.00% 2041	1,539	1,666
Freddie Mac 5.50% 20412	9,235	9,967
Freddie Mac 6.00% 20412	3,000	3,277
Freddie Mac, Series K702, Class A1, 2.084% 2017	231	235
Freddie Mac, Series K701, Class A2, 3.882% 20173	300	328
Freddie Mac, Series K704, Class A2, 2.412% 2018	350	352
Freddie Mac, Series K702, Class A2, 3.154% 2018	236	248
Freddie Mac, Series K015, Class A1, 2.257% 2020	325	331
Freddie Mac, Series K014, Class A1, 2.788% 2020	443	460
Freddie Mac, Series K013, Class A1, 2.902% 2020	393	414
Freddie Mac, Series K010, Class A1, 3.32% 20203	304	323
Freddie Mac, Series K011, Class A2, 4.084% 2020	400	435
Government National Mortgage Assn. 5.50% 2035	4,519	5,076
Government National Mortgage Assn. 6.50% 2037	906	1,025
Government National Mortgage Assn. 5.00% 2038	4,119	4,551
Government National Mortgage Assn. 6.00% 2038	1,136	1,277
Government National Mortgage Assn. 6.50% 2038	1,669	1,886
Government National Mortgage Assn. 4.50% 2039	2,224	2,425
Government National Mortgage Assn. 3.50% 2040	3,962	4,112
Government National Mortgage Assn. 3.50% 2040	1,865	1,935
Government National Mortgage Assn. 3.50% 2040	1,424	1,478
Government National Mortgage Assn. 3.50% 2040	1,400	1,453
Government National Mortgage Assn. 3.50% 2041	4,691	4,869
Government National Mortgage Assn. 3.50% 2041	4,138	4,295
Government National Mortgage Assn. 3.50% 2041	2,519	2,615
Government National Mortgage Assn. 3.50% 2041	1,164	1,209
Government National Mortgage Assn. 4.00% 20412	7,500	7,995
National Credit Union Administration, Series 2010-R2, Class 1A, 0.615% 20173	106	105
National Credit Union Administration, Series 2011-R2, Class 1A, 0.645% 20203	317	317
National Credit Union Administration, Series 2011-R3, Class 1A, 0.648% 20203	265	265
National Credit Union Administration, Series 2011-R1, Class 1A, 0.695% 20203	189	190
		425,125

Other mortgage-backed securities1,4 — 1.62%
Bank of Nova Scotia 1.45% 2013	500	503
Bank of Nova Scotia 2.15% 2016	350	351
Northern Rock PLC 5.625% 2017	725	774
Bank of Montreal 2.625% 2016	650	668
Swedbank Hypotek AB 2.125% 2016	325	319
Swedbank Hypotek AB 2.95% 2016	300	306
National Bank of Canada 1.65% 2014	250	253
National Bank of Canada 2.20% 2016	350	352
Credit Suisse Group AG 2.60% 2016	500	498
HBOS Treasury Services PLC 5.25% 2017	425	454
Canadian Imperial Bank 2.75% 2016	400	413
Sparebank 1 Boligkreditt AS 2.625% 2016	400	409
HSBC Bank PLC 1.625% 2014	400	396
Toronto-Dominion Bank 1.625% 2016	400	393
Westpac Banking Corp. 2.45% 2016	375	374
Nationwide Building Society, Series 2007-2, 5.50% 2012	250	257
Australia & New Zealand Banking Group Ltd. 2.40% 2016	250	246
DnB NOR ASA 2.90% 2016	200	207
Nordea Eiendomskreditt AS 2.125% 2017	200	197
Barclays Bank PLC 2.50% 2015	200	196
		7,566

Total mortgage-backed obligations		432,691

FEDERAL AGENCY BONDS & NOTES — 1.23%
Fannie Mae 1.00% 2013	3,050	3,085
Freddie Mac 1.75% 2015	2,575	2,653
		5,738

U.S. TREASURY BONDS & NOTES — 0.86%
U.S. Treasury 3.75% 2041	3,500	3,983

MUNICIPALS — 0.15%
State of Florida, Housing Finance Corp., Homeowner Mortgage Revenue Bonds, Series 2011-C, 4.50% 2030	350	380
State of Missouri, Housing Development Commission, Single-family Mortgage Revenue Bonds
(Homeownership Loan Program), Series 2004-A-1, AMT, 5.15% 2034	295	304
		684

Total bonds & notes (cost: $436,013,000)		443,096

Short-term securities — 38.10%

Freddie Mac 0.04%–0.20% due 12/14/2011–3/20/2012	37,700	37,695
Federal Farm Credit Banks 0.15% due 10/18/2012	14,000	13,985
Coca-Cola Co. 0.11%–0.20% due 12/2/2011–5/1/20124	11,309	11,308
Jupiter Securitization Co., LLC 0.18%–0.22% due 12/16/2011–2/16/20124	10,900	10,895
Walt Disney Co. 0.04% due 12/2/20114	10,600	10,600
General Electric Co. 0.04% due 12/1/2011	10,300	10,300
John Deere Credit Ltd. 0.10% due 1/9/20124	10,000	9,999
Google Inc. 0.05% due 12/9/20114	9,600	9,600
Procter & Gamble Co. 0.10%–0.11% due 3/1–5/1/20124	9,400	9,396
Fannie Mae 0.05% due 4/2/2012	9,100	9,098
Straight-A Funding LLC 0.19% due 1/5/20124	8,400	8,399
Wal-Mart Stores, Inc. 0.05%–0.06% due 12/5/2011–1/11/20124	8,200	8,200
Emerson Electric Co. 0.06% due 1/5/20124	7,883	7,882
PepsiCo Inc. 0.06% due 1/23/20124	7,200	7,199
Paccar Financial Corp. 0.08% due 12/7/2011	5,600	5,600
Ciesco LLC 0.12% due 12/12/2011	5,500	5,500
Harvard University 0.12% due 12/5/2011	1,800	1,800

Total short-term securities (cost: $177,455,000)		177,456

Total investment securities (cost: $613,468,000)		620,552
Other assets less liabilities		(154,798)

Net assets		$465,754

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2A portion or all of the security purchased on a TBA basis.
3Coupon rate may change periodically.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $101,044,000, which represented 21.69% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At November 30, 2011, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$7,343
Gross unrealized depreciation on investment securities	(259)
Net unrealized appreciation on investment securities	7,084
Cost of investment securities for federal income tax purposes	613,468

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-942-0112O-S29369

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: January 27, 2012

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: January 27, 2012